INVESTMENTS IN AFFILIATED COMPANIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 104,331	$ 138,561	$ 10,021
Income (loss)	$ 8,337	$ 9,058	$ (481)